Related Party Balances And Transactions - Schedule of Related Party Transaction Representing Rental Expense (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Leisure Bright [Member]
Related Party Transaction [Line Items]
Rental expense			¥ 150,466
Wisewing International Ltd [Member]
Related Party Transaction [Line Items]
Rental expense	$ 26,913	¥ 195,303	¥ 96,998